RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2022 USD ($) $ / shares	Sep. 30, 2024	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 $ / shares shares	Jan. 31, 2023 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Borrowings from banks			$ 1,266,520		$ 1,263,707
Interest expenses			34,300	$ 33,641
Payment of lease liabilities			5,131	9,196
Short term lease cost			4,673	4,066
Related party transactions			11,297	17,854
Intangible assets			116,372		116,475
Related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Borrowings from banks			863,776		784,288
Interest expenses			23,183	$ 13,799
Operating lease liabilities-related parties			1,661		1,636
Operating lease liabilities, non-current			2,219		3,105
Term of investment	1 year
Payment for purchase of a short-term investment	$ 10,000
Conversion price | $ / shares	$ 9.5
Fair value of listed equity securities			1,358		1,811
Prepayments and other current assets, net			112,784		111,886
Other non-current assets			$ 587		569
Related party | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest rate				3.70%
Related party | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest rate				6.00%
Related party | Loans payable | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest rate			3.45%
Related party | Loans payable | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest rate			7.91%
Related party | Zhejiang Geely Automobile Co., Ltd
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Borrowing from related party			$ 261,003	$ 342,633
Related party | Geely Auto Wuhan Branch and Wuhan Geely Auto Parts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of manufacturing agreement			10 years
Related party | Geely holding
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short Term Borrowings Secured By Intellectual Property			$ 84,640		79,664
Related party | Unsecured loan from a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest rate on debt (as a percent)		3.00%	3.65%	4.50%
Related party | Lease agreements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment of lease liabilities			$ 935	$ 922
Operating lease liabilities-related parties			1,661		1,636
Operating lease liabilities, non-current			2,219		3,105
Related party | Service fee for entrusted daily operation and maintenance service | Wuhan Quanqing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party transactions			0		0
Related party | Payment of deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Other non-current assets			587		569
Related party | Disposal Of Equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party transactions			331	10,162
Prepayments and other current assets, net			2,297		2,666
Related party | Short-Term Loan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Borrowings from banks			863,776		784,288
Interest expenses			18,763	$ 10,090
Outstanding loan principal and interest was secured by equity interests			$ 187,178		$ 178,414
Equity interest owned by subsidiary (in percent)			45.00%		45.00%
Short Term Borrowings Secured By Intellectual Property			$ 433,852		$ 374,501
Related party | Short-Term Loan | Intellectual Property | Asset Pledged as Collateral
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets			0		0
Related party | Short-Term Loan | Geely holding
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Short term borrowings secured by potential share settlement			242,136		$ 231,328
Related party | LGIL Put Option | Geely HK And Etika
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Consideration							$ 0
Number of vehicles to be sold, pre-agreed condition | item							5,000
Exercise price | $ / shares						$ 0
Ordinary shares issued | shares						0
Related party | Refund of license fee in connection with adjustments to the product pipeline from a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party transactions			$ 99,114